Related Party Transactions and Balances - Schedule of Nature of Relationships with Related Parties (Details)	6 Months Ended
Jun. 30, 2026
Mr. Zhu Jian [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Chief Executive Officer, Director and principal Shareholder of the Company
Mr. Wang Jun [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Chief Executive Officer of Weitong and principal Shareholder of the Company
Mr. Tang Jing [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Chief Financial Officer and principal Shareholder of the Company
Mr. Wang Jixiang [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	An immediate family member of Mr. Wang Jun
Healthy Great Investing Company Limited (“Healthy Great”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Wholly owned by Mr. Zhu Jian
Smartest Star Investing Company Limited (“Smartest Star”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Wholly owned by Mr. Wang Jun
Scenery Investing Company Limited (“Scenery”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Wholly owned by Mr. Tang Jing
Yanyan Global Company Limited (“Yanyan Global”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Wang Jun
Skinist Global Cosmetics (Shanghai) Co., Ltd. (“Skinist Shanghai”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Wang Jun
Shanghai Yingtian Financial Information Service Co., Ltd. (“Ying Tian”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Zhu Jian and Mr. Tang Jing
Shanghai Jingrong Information Co., Ltd. (“Jingrong”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Company controlled by the spouse of Mr. Tang Jing
Shanghai Youshan Corporate Consulting Co., Ltd. (“Youshan”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Company controlled by Ms. Mu Xuemei, the director of the Company
Shanghai Tengxin Advertising Co., Ltd. (“Teng Xin”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Company controlled by Ms. Pan Yue, a supervisor of Weitong, a subsidiary of the Company
Shanghai Zhiwang Cosmetics Co., Ltd. (“Zhi Wang”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Company controlled by Ms. Mu Xuemei, a director of the Company
Shanghai Zhimeisi Beauty Technology Co., Ltd (“Zhi Mei Si”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Company over which Mr. Zhu Jian owns 20% equity interest and exercises significant influence
Shanghai Libo Medical Beauty Clinic Co., Ltd (“Li Bo”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Controlled by Zhi Mei Si
Shanghai Yaxing Commercial Consulting Co., Ltd. (“Ya Xing”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Controlled by Mr. Tang Jing
Shanghai Jing Yu Enterprise Investment Management Co., Ltd. (“Jing Yu”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Wang Jun
Shanghai Jing Neng Enterprise Co., Ltd. (“Jing Neng”) [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Wang Jun